Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Current trade payables	$ 37,082	$ 38,636
Current payables to related parties	2,477	2,690
Current payables for capital expenditure and acquisitions	3,054	3,670
Current payables related to the Gulf of America oil spill	1,520	1,126
Other current payables	7,771	7,358
Trade and other current payables financial liabilities	51,904	53,480
Non-current
Non-current trade payables	0	0
Non-current payables to related parties	1	1
Non-current payables for capital expenditure and acquisitionsa	85	309
Non-current payables related to the Gulf of America oil spill	5,735	6,830
Other non-current payables	457	678
Trade and other noncurrent payables financial liabilities	6,278	7,818
Current
Current sales taxes, customs duties, production taxes and social security	2,001	2,121
Other current payables non-financial liabilities	2,938	2,810
Trade and other current payables non-financial liabilities	4,939	4,931
Trade and other current payables	56,843	58,411
Non-current
Non-current sales taxes, customs duties, production taxes and social security	55	54
Other non-current payables non-financial liabilities	1,642	1,537
Trade and other non-current payables non-financial liabilities	1,697	1,591
Trade and other non-current payables	$ 7,975	$ 9,409